SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of useful lives of long-lived assets
Years

Computers, software, and electronic equipment	3-5

Office furniture and equipment	10-14

Capitalized internal software development costs	3

Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

Schedule of black-scholes stock option assumptions used at the grant dates
	Year ended December 31,
	2022	2021	2020
Risk-free interest rate	1.89%-4.3%	0.68%-1.15%	0.3%-0.58%

Expected dividend yield	0%	0%	0%

Expected term (in years)	5-7	5-8	5-8

Expected volatility	49%-57%	49%-50%	47%-48%

Schedule of black-scholes ESPP assumptions used at the grant dates
II. ESPP plan:
Year ended December 31,
2022
Risk-free interest rate	0.46%-2.87%
Expected dividend yield	0%
Expected term (in years)	0.5
Expected volatility	97%-98%